S C H E D U L E   O F   I N V E S T M E N T S   ( 0 0 0 )*

June 30, 2023 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK
Australia — 5.8%
Charter Hall Retail [1]	140,998	$340
Coronado Global Resources Inc., Class CDI	376,491	386
Eagers Automotive Ltd.	45,217	409
GrainCorp Ltd., Class A	216,324	1,132
Helia Group Ltd.	171,709	396
JB Hi-Fi Ltd.	67,715	1,982
Metcash Ltd.	453,678	1,139
Perenti Ltd. [2]	557,053	382
Ramelius Resources Ltd.	347,401	296
Super Retail Group Ltd.	63,567	486

		6,948

Austria — 0.9%
Raiffeisen Bank International AG [2]	70,731	1,122

Belgium — 0.6%
Proximus SADP	91,753	684

Brazil — 0.9%
Cia de Saneamento de Minas Gerais Copasa MG	168,583	744
Cia de Saneamento do Parana	68,400	313

		1,057

Canada — 5.4%
AGF Management Ltd., Class B	227,435	1,349
Artis [1]	52,618	287
Canfor Corp. [2]	26,162	470
Celestica Inc. [2]	43,192	627
Interfor Corp. [2]	20,584	388
Parex Resources Inc.	78,849	1,581
Russel Metals Inc.	51,143	1,417
Stelco Holdings Inc.	9,274	303

		6,422

China — 2.2%
FinVolution Group ADR	82,104	378
Hello Group Inc. ADR	210,861	2,026
Skyworth Group Ltd.	601,949	267

		2,671

Denmark — 1.1%
D/S Norden A/S	13,719	685
TORM PLC, Class A	27,000	651

		1,336

Finland — 0.9%
Outokumpu OYJ	203,897	1,091

S C H E D U L E   O F   I N V E S T M E N T S   ( 0 0 0 )* (continued)

June 30, 2023 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
France — 0.3%
APERAM S.A.	10,342	$323

Germany — 2.7%
Aurubis AG	12,004	1,030
HOCHTIEF AG	3,797	329
Kloeckner & Co. SE	44,686	435
Salzgitter AG	16,469	597
Suedzucker AG	20,789	370
Wuestenrot & Wuerttembergische AG	24,644	422

		3,183

Hong Kong — 0.7%
Kerry Properties Ltd.	385,165	801

India — 6.3%
CESC Ltd.	442,605	389
KPIT Technologies Ltd.	181,781	2,423
National Aluminium Co. Ltd.	1,793,344	1,801
Power Finance Corp. Ltd.	944,388	2,492
Redington Ltd.	195,200	444

		7,549

Indonesia — 1.1%
Erajaya Swasembada Tbk PT	14,064,400	447
Indo Tambangraya Megah Tbk PT	536,000	863

		1,310

Italy — 6.6%
Banca Mediolanum SpA	106,425	963
Banco BPM SpA	458,168	2,128
BPER Banca	736,724	2,240
Iveco Group NV [2]	127,691	1,151
Unipol Gruppo SpA	276,130	1,476

		7,958

Japan — 19.8%
Adastria Co. Ltd.	35,200	751
Alfresa Holdings Corp.	25,400	380
Canon Marketing Japan Inc.	15,800	394
Citizen Watch Co. Ltd.	59,600	359
Credit Saison Co. Ltd.	102,500	1,576
Daido Steel Co. Ltd.	11,700	488
Daiwabo Holdings Co. Ltd.	27,200	527
EDION Corp.	42,000	424
Electric Power Development Co. Ltd.	134,300	1,977
Fujikura Ltd.	130,000	1,092
GungHo Online Entertainment Inc.	31,700	624
Hanwa Co. Ltd.	17,600	556
Hosiden Corp.	25,800	323

S C H E D U L E   O F   I N V E S T M E N T S   ( 0 0 0 )* (continued)

June 30, 2023 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
Japan — (continued)
IDOM Inc.	69,600	$425
JAFCO Group Co. Ltd.	28,800	370
JTEKT Corp.	43,000	392
Kobe Steel Ltd.	40,900	377
Komeri Co. Ltd.	15,500	316
Kuraray Co. Ltd.	28,900	281
Lawson Inc.	11,100	492
Macnica Holdings Inc.	15,500	644
Medipal Holdings Corp.	24,200	396
Mitsubishi Motors Corp.	151,900	531
NHK Spring Co. Ltd.	53,700	393
Nishimatsuya Chain Co. Ltd.	33,900	402
NS United Kaiun Kaisha Ltd.	19,900	475
Sankyo Co. Ltd.	31,300	1,266
SKY Perfect JSAT Holdings Inc.	119,900	477
Sojitz Corp.	110,400	2,443
Taiheiyo Cement Corp.	20,900	413
Takashimaya Co. Ltd.	49,100	686
Tokyo Steel Manufacturing Co. Ltd.	78,900	746
Tokyo Tatemono Co. Ltd.	55,200	711
Tokyu Fudosan Holdings Corp.	122,700	703
Toyo Tire Corp.	34,000	451
Transcosmos Inc.	19,500	485
Yokohama Rubber Co. Ltd.	18,500	406

		23,752

Norway — 2.7%
Elkem ASA	163,442	378
Europris ASA	72,316	482
Golden Ocean Group Ltd.	93,744	706
Hafnia Ltd.	98,393	481
MPC Container Ships ASA	406,314	695
Norwegian Air Shuttle ASA [2]	532,909	512

		3,254

Saudi Arabia — 1.5%
Al Hammadi Holding	109,743	1,791

Singapore — 1.7%
Golden Agri-Resources Ltd.	2,649,300	481
Sembcorp Industries Ltd.	250,500	1,067
Yanlord Land Group Ltd. [2]	779,500	442

		1,990

South Korea — 8.6%
BNK Financial Group Inc.	74,749	395
Dongkuk CM Co. Ltd.	11,447	96
Dongkuk Holdings Co. Ltd.	6,097	81

S C H E D U L E   O F   I N V E S T M E N T S   ( 0 0 0 )* (continued)

June 30, 2023 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
South Korea — (continued)
Dongkuk Steel Mill Co. Ltd.	18,992	$156
GS Engineering & Construction Corp.	20,606	293
Hanwha Corp.	36,467	832
Hyundai Marine & Fire Insurance Co. Ltd.	37,699	890
JB Financial Group Co. Ltd.	63,314	407
JYP Entertainment Corp.	3,589	358
LOTTE Fine Chemical Co. Ltd.	9,501	502
LS Corp.	11,514	816
LX INTERNATIONAL CORP.	47,212	1,299
LX Semicon Co. Ltd.	5,476	477
Poongsan Corp.	15,485	512
POSCO International Corp.	79,795	2,429
Youngone Corp.	14,608	717

		10,260

Spain — 0.9%
Acerinox S.A.	46,619	496
Cia de Distribucion Integral Logista Holdings S.A.	24,147	651

		1,147

Sweden — 3.2%
Betsson AB, Class B [2]	41,482	442
Elekta AB, Class B	82,353	637
SSAB AB, Class B	339,859	2,357
Storskogen Group AB, Class B	386,323	353

		3,789

Taiwan — 10.1%
Gigabyte Technology Co. Ltd.	315,000	2,470
International Games System Co. Ltd.	17,000	339
Kindom Development Co. Ltd.	299,000	289
King Yuan Electronics Co. Ltd.	564,000	1,035
Radiant Opto-Electronics Corp.	544,000	1,926
Simplo Technology Co. Ltd.	200,000	2,116
Supreme Electronics Co. Ltd.	280,000	436
T3EX Global Holdings Corp.	245,000	560
TaiDoc Technology Corp.	63,000	377
Wistron Corp.	876,000	2,556

		12,104

Thailand — 2.2%
AP Thailand PCL	1,116,300	362
Regional Container Lines PCL	1,317,300	883
Sansiri PCL	13,038,100	707
Supalai PCL	1,122,100	640

		2,592

Turkey — 2.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS	131,852	335
Enerjisa Enerji AS	222,246	301

S C H E D U L E   O F   I N V E S T M E N T S   ( 0 0 0 )* (continued)

June 30, 2023 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
Turkey — (continued)
Sok Marketler Ticaret AS [2]	934,530	$1,197
Turk Hava Yollari AO [2]	38,093	284
Turk Traktor ve Ziraat Makineleri AS	42,201	659

		2,776

United Kingdom — 9.0%
B&M European Value Retail S.A.	285,851	2,025
Balfour Beatty PLC	91,653	397
Centrica PLC	1,570,617	2,477
Drax Group PLC	54,875	404
Dunelm Group PLC	41,610	594
Inchcape PLC	66,172	655
Investec PLC	201,536	1,128
JET2 PLC	26,243	415
Keller Group PLC	46,965	417
Marks & Spencer Group PLC [2]	265,520	651
OSB Group PLC	133,333	816
Redde Northgate PLC	174,526	831

		10,810

Total Common Stock
(Cost $104,518) — 97.5%		116,720

EXCHANGE TRADED FUND
Vanguard FTSE All World ex-US Small-Cap ETF	8,582	948

Total Exchange Traded Fund
(Cost $967) — 0.8%		948

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government &
Agency Portfolio, Institutional Class, 5.050% **	1,656,639	1,657

Total Short-Term Investment
(Cost $1,657) — 1.4%		1,657

Total Investments — 99.7%
(Cost $107,142)		119,325

Other Assets in Excess of Liabilities — 0.3%		309

Net Assets — 100.0%		$119,634

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
1	Real Estate Investment Trust.
2	Non-income producing security.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FTSE	Financial Times London Stock Exchange

S C H E D U L E   O F   I N V E S T M E N T S   ( 0 0 0 ) (concluded)

June 30, 2023 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$6,948	$—	$6,948
Austria	—	1,122	—	1,122
Belgium	—	684	—	684
Brazil	1,057	—	—	1,057
Canada	6,422	—	—	6,422
China	2,404	267	—	2,671
Denmark	—	1,336	—	1,336
Finland	—	1,091	—	1,091
France	—	323	—	323
Germany	—	3,183	—	3,183
Hong Kong	—	801	—	801
India	—	7,549	—	7,549
Indonesia	—	1,310	—	1,310
Italy	—	7,958	—	7,958
Japan	—	23,752	—	23,752
Norway	—	3,254	—	3,254
Saudi Arabia	—	1,791	—	1,791
Singapore	—	1,990	—	1,990
South Korea	252	10,008	—	10,260
Spain	—	1,147	—	1,147
Sweden	—	3,789	—	3,789
Taiwan	—	12,104	—	12,104
Thailand	—	2,592	—	2,592
Turkey	659	2,117	—	2,776
United Kingdom	2,376	8,434	—	10,810

Total Common Stock	13,170	103,550	—	116,720

Exchange Traded Fund	948	—	—	948

Short-Term Investment	1,657	—	—	1,657

Total Investments in Securities	$15,775	$103,550	$—	$119,325

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-006-1800